ORGANIZATION AND BUSINESS DESCRIPTION (Details) - company	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
ORGANIZATION AND BUSINESS DESCRIPTION
Number of companies and their subsidiaries owned	5	3
US Yisheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%	100.00%
Singapore Yisheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%	100.00%
UK YishengBio
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)		100.00%
HK YishengBio
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%
Oceanview Bioscience
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%
Hudson Biomedical
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%
Liaoning Yisheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%	100.00%
Beijing Yisheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest (as a percent)	100.00%	100.00%